Financial instruments - Summary of remaining contractual maturities for borrowings and derivative financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Lease liabilities	£ (141)	£ (182)
Lease liabilities, contractual cash flow	(174)	(231)
Borrowings	(6,497)	(6,730)
Derivative financial liabilities	(147)	(269)
Derivative financial assets	81	32
Borrowings and derivative financial (liabilities) assets	(6,563)	(6,967)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(7,517)	(8,107)
Fixed rate
Disclosure of detailed information about financial instruments
Borrowings	(6,136)	(6,446)
Borrowings, contractual cash flow	(7,067)	(7,492)
Floating rate
Disclosure of detailed information about financial instruments
Borrowings	(220)	(102)
Borrowings, contractual cash flow	(220)	(102)
Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(16)	(53)
Derivative financial liabilities, contractual cash flows	(13)	(60)
Derivative financial liabilities, contractual inflows	730	1,207
Derivative financial liabilities, contractual outflows	(743)	(1,267)
Derivative financial assets	62	32
Derivative financial assets, contractual cash flows	77	31
Derivative financial assets, contractual inflows	1,742	1,014
Derivative financial assets, contractual outflows	(1,665)	(983)
Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(104)	(158)
Derivative financial liabilities, contractual cash flows	(119)	(175)
Derivative financial assets	19
Derivative financial assets, contractual cash flows	38	2
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(27)	(58)
Derivative financial liabilities, contractual cash flows	(573)	(654)
Derivative financial assets, contractual cash flows	534	574
Within 1 year
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(66)	(80)
Borrowings	(1,313)	(870)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(1,495)	(1,117)
Within 1 year | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(1,174)	(847)
Within 1 year | Floating rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(220)	(102)
Within 1 year | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(11)	(35)
Derivative financial liabilities, contractual inflows	621	835
Derivative financial liabilities, contractual outflows	(632)	(870)
Derivative financial assets, contractual cash flows	38	20
Derivative financial assets, contractual inflows	1,149	665
Derivative financial assets, contractual outflows	(1,111)	(645)
Within 1 year | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(35)	(48)
Derivative financial assets, contractual cash flows		2
Within 1 year | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(34)	(56)
Derivative financial assets, contractual cash flows	7	29
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(45)	(58)
Borrowings	(639)	(1,069)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(809)	(1,312)
Within 1 to 2 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(762)	(1,188)
Within 1 to 2 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(2)	(20)
Derivative financial liabilities, contractual inflows	92	242
Derivative financial liabilities, contractual outflows	(94)	(262)
Derivative financial assets, contractual cash flows	25	7
Derivative financial assets, contractual inflows	364	199
Derivative financial assets, contractual outflows	(339)	(192)
Within 1 to 2 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(17)	(29)
Derivative financial assets, contractual cash flows	4
Within 1 to 2 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(539)	(31)
Derivative financial assets, contractual cash flows	527	7
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(17)	(36)
Borrowings	(665)	(648)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(775)	(859)
Within 2 to 3 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(764)	(772)
Within 2 to 3 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows		(5)
Derivative financial liabilities, contractual inflows	14	122
Derivative financial liabilities, contractual outflows	(14)	(127)
Derivative financial assets, contractual cash flows	13	3
Derivative financial assets, contractual inflows	199	126
Derivative financial assets, contractual outflows	(186)	(123)
Within 2 to 3 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(13)	(20)
Derivative financial assets, contractual cash flows	6
Within 2 to 3 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows		(567)
Derivative financial assets, contractual cash flows		538
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(12)	(17)
Borrowings	(449)	(684)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(557)	(803)
Within 3 to 4 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(538)	(769)
Within 3 to 4 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual inflows	3	8
Derivative financial liabilities, contractual outflows	(3)	(8)
Derivative financial assets, contractual cash flows	1	1
Derivative financial assets, contractual inflows	30	24
Derivative financial assets, contractual outflows	(29)	(23)
Within 3 to 4 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(13)	(18)
Derivative financial assets, contractual cash flows	5
Within 4 to 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(6)	(6)
Borrowings	(698)	(612)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(808)	(727)
Within 4 to 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(792)	(704)
Within 4 to 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(14)	(17)
Derivative financial assets, contractual cash flows	4
After 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(28)	(34)
Borrowings	(2,733)	(2,847)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(3,073)	(3,289)
After 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(3,037)	(3,212)
After 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(27)	£ (43)
Derivative financial assets, contractual cash flows	£ 19